SHARE- BASED COMPENSATION (Schedule of Company's Financial Statements) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation - Attributable to equity holders of the Company	$ 188	$ 294
Share-based compensation - Attributable to non-controlling interests	811	925
Total share-based compensation	$ 999	$ 1,219